Financial Instruments - Derivative Cash Flow Hedges (Details) - Cash flow hedges [member] $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Hedging instrument, liabilities	$ 26.1
Derivative Liability
Disclosure of financial assets [line items]
Notional amount	2,150.0
Interest rate risk
Disclosure of financial assets [line items]
Derivative financial assets	$ 1.5
Interest rate risk | Derivative Asset
Disclosure of financial assets [line items]
Notional amount	311.4
No Later Than Six Months
Disclosure of financial assets [line items]
Hedging instrument, liabilities	$ 0.0
No Later Than Six Months | Derivative Liability
Disclosure of financial assets [line items]
Notional amount	125.0
No Later Than Six Months | Interest rate risk
Disclosure of financial assets [line items]
Derivative financial assets	$ 0.1
No Later Than Six Months | Interest rate risk | Derivative Asset
Disclosure of financial assets [line items]
Notional amount	45.7
6 to 12 months
Disclosure of financial assets [line items]
Hedging instrument, liabilities	$ 0.4
6 to 12 months | Derivative Liability
Disclosure of financial assets [line items]
Notional amount	150.0
6 to 12 months | Interest rate risk
Disclosure of financial assets [line items]
Derivative financial assets	$ 0.1
6 to 12 months | Interest rate risk | Derivative Asset
Disclosure of financial assets [line items]
Notional amount	120.7
1 to 5 years
Disclosure of financial assets [line items]
Hedging instrument, liabilities	$ 25.7
1 to 5 years | Derivative Liability
Disclosure of financial assets [line items]
Notional amount	1,875.0
1 to 5 years | Interest rate risk
Disclosure of financial assets [line items]
Derivative financial assets	$ 1.3
1 to 5 years | Interest rate risk | Derivative Asset
Disclosure of financial assets [line items]
Notional amount	145.0